UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
OCTOBER 31, 2011
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
CONSUMER DISCRETIONARY — 1.1%
Comcast, Cl A	24,600	$576,870

ELECTRIC UTILITIES — 18.4%
FirstEnergy	36,800	1,654,528
ITC Holdings	23,000	1,671,640
Pinnacle West Capital	51,000	2,324,580
PPL	62,800	1,844,436
Southern	57,500	2,484,000

		9,979,184

ENERGY — 28.5%
Baker Hughes	19,000	1,101,810
BP ADR	13,000	574,340
Cameron International *	22,350	1,098,279
Cenovus Energy	32,300	1,104,660
Diamond Offshore Drilling	8,600	563,644
EQT	26,000	1,651,000
Exxon Mobil	25,900	2,022,531
Halliburton	30,800	1,150,688
Hess	9,000	563,040
Occidental Petroleum	9,650	896,871
Penn West Petroleum	56,950	1,020,544
Schlumberger	13,800	1,013,886
Southwestern Energy *	26,700	1,122,468
TransCanada	37,300	1,605,392

		15,489,153

GAS — 10.5%
MarkWest Energy Partners LP (A)	22,300	1,111,209
National Fuel Gas	17,800	1,090,962
Oneok	23,550	1,790,978
South Jersey Industries	30,400	1,711,824

		5,704,973

INDUSTRIALS — 2.7%
Union Pacific	14,800	1,473,636

MULTI-UTILITIES — 15.6%
CMS Energy	85,400	1,778,028
DTE Energy	27,050	1,409,575
Integrys Energy Group	32,550	1,722,221
NiSource	23,600	521,324
NSTAR	43,450	1,959,160
Vectren	39,400	1,118,172

		8,508,480

TELECOMMUNICATION SERVICES — 14.9%
American Tower, Cl A *	32,000	1,763,200
AT&T	64,700	1,896,357

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
OCTOBER 31, 2011
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — continued
BCE	47,400	$1,877,514
CenturyLink	41,150	1,450,949
Telefonica Brasil ADR	38,075	1,104,937

		8,092,957

WATER UTILITIES — 4.4%
American Water Works	78,200	2,387,446

TOTAL COMMON STOCK (Cost $45,886,917)		52,212,699

SHORT-TERM INVESTMENT — 3.1%
	Shares	Value
SEI Daily Income Trust Treasury II Fund, Cl B, 0.01% (B) (Cost $1,679,075)	1,679,075	1,679,075

TOTAL INVESTMENTS — 99.2% (Cost $47,565,992)†		$53,891,774

Percentages are based on Net Assets of $54,350,562.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At October 31, 2011, the security amounted to $1,111,209 or 2.0% on net assets.
(B)	Rate shown is the 7-day effective yield as of October 31, 2011.

ADR	— American Depositary Receipt
Cl	— Class
LP	— Limited Partnership

†	At October 31, 2011, the tax basis of the Fund’s investments was $47,565,992, and the unrealized appreciation and depreciation were $6,985,307 and $(659,525), respectively.

As of October 31, 2011, all of the Fund’s investments are Level 1. There were no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities during the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WHR-QH-001-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By
/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

By
/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: December 29, 2011